Fair Value of Pension Plan Assets by Asset Category (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Other Assets Other USD ($)		Mar. 31, 2012 Other Assets Other JPY (¥)		Mar. 31, 2011 Other Assets Other JPY (¥)		Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Level 1 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 1 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 1 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 1 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 1 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Level 1 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 1 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 1 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Level 1 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Level 1 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 1 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Level 1 Other Assets Other USD ($)		Mar. 31, 2012 Level 1 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 1 Other Assets Other JPY (¥)		Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Level 2 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 2 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 2 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 2 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 2 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Level 2 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 2 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 2 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Level 2 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Level 2 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 2 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Level 2 Other Assets Other USD ($)		Mar. 31, 2012 Level 2 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 2 Other Assets Other JPY (¥)		Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Level 3 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 3 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 3 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 3 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 3 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Level 3 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 3 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds USD ($)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds JPY (¥)	Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds USD ($)	Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2010 Level 3 Alternative Investments Pooled Funds JPY (¥)	Mar. 31, 2012 Level 3 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Level 3 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 3 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Level 3 Other Assets Other USD ($)		Mar. 31, 2012 Level 3 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 3 Other Assets Other JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 1,046	¥ 85,945	$ 1,039	¥ 85,396	¥ 85,967	¥ 1,016	[1]	$ 114	[2]	¥ 9,360	[2]	¥ 18,690	[3]	$ 306	[4]	¥ 25,182	[4]	¥ 25,468	[4]	$ 144	[3]	¥ 11,826	[3]	¥ 11,864	[3]	$ 157	[5]	¥ 12,894	[5]	¥ 7,655	[6]	$ 34	¥ 2,791	¥ 1,076	¥ 11,633	[7]	$ 210	[8]	¥ 17,280	[8]	¥ 5,386	[8]	$ 81	[9]	¥ 6,612	[9]	¥ 2,608	[10]	$ 0	¥ 0	¥ 1,016	¥ 1,016	[1]	$ 0	[2]	¥ 0	[2]	¥ 0	[3]	$ 0	[4]	¥ 0	[4]	¥ 0	[4]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 0	[5]	¥ 0	[5]	¥ 0	[6]	$ 0	¥ 0	¥ 0	¥ 0	[7]	$ 0	[8]	¥ 0	[8]	¥ 0	[8]	$ 0	[9]	¥ 0	[9]	¥ 0	[10]	$ 1,046	¥ 85,945	¥ 79,432	¥ 0	[1]	$ 114	[2]	¥ 9,360	[2]	¥ 18,690	[3]	$ 306	[4]	¥ 25,182	[4]	¥ 25,468	[4]	$ 144	[3]	¥ 11,826	[3]	¥ 11,864	[3]	$ 157	[5]	¥ 12,894	[5]	¥ 7,655	[6]	$ 34	¥ 2,791	¥ 1,076	¥ 6,685	[7]	$ 210	[8]	¥ 17,280	[8]	¥ 5,386	[8]	$ 81	[9]	¥ 6,612	[9]	¥ 2,608	[10]	$ 0	¥ 0	¥ 4,948	¥ 0	[1]	$ 0	[2]	¥ 0	[2]	¥ 0	[3]	$ 0	[4]	¥ 0	[4]	¥ 0	[4]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 0	[5]	¥ 0	[5]	¥ 0	[6]	$ 0	¥ 0	¥ 0	$ 0	¥ 0	$ 60	¥ 4,948	[7]	¥ 4,728	$ 0	[8]	¥ 0	[8]	¥ 0	[8]	$ 0	[9]	¥ 0	[9]	¥ 0	[10]

[1]	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million at March 31, 2011.
[2]	These funds invest in listing shares and include units of ORIX JREIT Inc. in the amounts of ¥89 million ($1milion) at March 31, 2012.
[3]	These funds invest in listing shares.
[4]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
[5]	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
[6]	These funds invest mainly in foreign government bonds.
[7]	These funds invest in hedge funds as alternative investments.
[8]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[9]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
[10]	Others include mainly short-term instruments.